Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SHAPEWAYS, INC
Commitments and Contingencies

Note 8. Commitments and Contingencies

Leases

During the six months ended June 30, 2021, the Company maintained three leases of facilities located in the United States and the Netherlands, as well as, one lease of office equipment, under operating leases. The Company maintained one additional lease of equipment under a finance lease arrangement which expired during the six months ended June 30, 2020. Additionally, the Company terminated one lease of office space during the six months ended June 30, 2021.

The table below presents certain information related to the Company’s lease costs:

	Six Months Ended
	June 30,
	2021	2020
Operating lease expense	$552	$1,103
Finance lease expense	—	16
Interest expense on finance lease liabilities	—	1
Short-term lease expense	—	14
Total lease cost	$552	$1,134

Right of use assets and lease liabilities for operating leases were recorded in the consolidated balance sheets as follows:

	June 30,	December 31,
	2021	2020
Assets:
Right-of-use assets, net	$1,123	$2,102
Total lease assets	$1,123	$2,102

Liabilities:
Current liabilities:
Operating lease liabilities, current	$621	$1,222
Non-current liabilities
Operating lease liabilities, net of current portion	670	$1,094
Total lease liability	$1,291	$2,316

The Company’s lease agreements do not state an implicit borrowing rate; therefore, an internal incremental borrowing rate was determined based on information available at the lease commencement date for the purposes of determining the present value of lease payments. The incremental borrowing rate reflects the cost to borrow on a securitized basis in each market. The weighted-average remaining lease term for  operating leases was 2.26 years and the weighted-average incremental borrowing rate was 5.35% as of June 30, 2021.

Supplemental cash flow information related to the Company’s leases was as follows:

	Six Months Ended
	June 30,
	2021	2020
Operating cash flows from operating leases	$597	$1,153
Operating cash flows from finance leases	—	1
Financing cash flows from finance leases	—	18
Lease liabilities arising from obtaining right-of-use assets	—	4,025

As of June 30, 2021, future minimum lease payments required under operating leases are as follows:

Rest of 2021	$334
2022	685
2023	218
2024	135
2025	1
Total minimum lease payments	1,373
Less effects of discounting	(82)
Present value of future minimum lease payments	$1,291

Legal Proceedings

The Company is involved in various legal proceedings which arise from time to time in the normal course of business. While the results of such matters generally cannot be predicted with certainty, management does not expect any such matters to have a material adverse effect on the Company’s consolidated financial position or results of operations as of June 30, 2021 and December 31, 2020 and for the six months ended June 30, 2021 and 2020.

Note 8. Commitments and Contingencies

Leases

During the year ended December 31, 2020, the Company maintained four leases of facilities located in the United States and the Netherlands, as well as, four leases of office equipment, under operating leases. The Company maintained one additional lease of equipment under a finance lease arrangement.

The table below presents certain information related to the Company’s lease costs:

Year Ended
December 31, 2020
Operating lease expense	$2,217
Finance lease expense	16
Interest expense on finance lease liabilities	1
Short-term lease expense	14
Total lease cost	$2,248

Right of use assets and lease liabilities for operating leases were recorded in the consolidated balance sheets as follows:

December 31, 2020
Assets:

Right-of-use assets, net	$2,102
Total lease assets	$2,102

Liabilities:
Current liabilities:
Operating lease liabilities, current	$1,222
Non-current liabilities:
Operating lease liabilities, net of current portion	1,094
Total lease liability	$2,316

The Company’s lease agreements do not state an implicit borrowing rate; therefore, an internal incremental borrowing rate was determined based on information available at the lease commencement date for the purposes of determining the present value of lease payments. The incremental borrowing rate reflects the cost to borrow on a securitized basis in each market. The weighted-average remaining lease term for  operating leases was 2.22 years and the weighted-average incremental borrowing rate was 5.25% as of December 31, 2020.

Supplemental cash flow information related to the Company’s leases was as follows:

Year Ended
December 31, 2020
Operating cash flows from operating leases	$2,346
Operating cash flows from finance leases	$1
Financing cash flows from finance leases	$18
Lease liabilities arising from obtaining right-of-use assets	$4,445

As of December 31, 2020, future minimum lease payments required under operating leases are as follows:

2021	$1,327
2022	725
2023	259
2024	167
2025	1
Total minimum lease payments	2,479
Less effects of discounting	(163)
Present value of future minimum lease payments	$2,316

Legal Proceedings

The Company is involved in various legal proceedings which arise from time to time in the normal course of business. While the results of such matters generally cannot be predicted with certainty, management does not expect any such matters to have a material adverse effect on the Company’s consolidated financial position or results of operations as of and for the years ended December 31, 2020 and 2019.